Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2023
Financial Risk Management [Abstract]
Schedule of Assumptions and Scenarios	The assumptions and scenarios are as follows:
							2023
					Devaluation in reais R$		Appreciation in Reais R$
Product	Price	Market	Maturity	Probable scenario	Scenario I - 25%	Scenario II - 50%	Scenario III + 25%	Scenario IV+ 50%
Soybean	R$/bag	CBOT	10/16/2023	142.72	107.04	71.36	178.40	214.08
Soybean	R$/bag	CBOT	12/12/2023	143.09	107.32	71.55	178.86	214.64
Soybean	R$/bag	CBOT	12/29/2023	140.89	105.67	70.45	176.11	211.34
Soybean	R$/bag	CBOT	04/26/2024	139.67	104.75	69.84	174.59	209.51
Soybean	R$/bag	CBOT	04/28/2024	140.89	105.67	70.45	176.11	211.34
Soybean	R$/bag	CBOT	04/30/2024	139.67	104.75	69.84	174.59	209.51
Soybean	R$/bag	CBOT	06/13/2024	138.95	104.21	69.48	173.69	208.43
Soybean	R$/bag	CBOT	06/30/2024	138.95	104.21	69.48	176.69	208.43

Cotton	R$/arroba	CBOT	11/10/2023	128.08	96.06	64.04	160.10	192.12
Cotton	R$/arroba	CBOT	11/14/2023	128.08	96.06	64.04	160.10	192.12
Cotton	R$/arroba	CBOT	11/23/2023	128.08	96.06	64.04	160.10	192.12
Cotton	R$/arroba	CBOT	11/24/2023	128.08	96.06	64.04	160.10	192.12
Cotton	R$/arroba	CBOT	11/08/2024	128.08	96.06	64.04	160.10	192.12

Corn	R$/bag	OTC/Stock Exchange	08/23/2023	55.61	41.71	27.81	69.51	83.42
Corn	R$/bag	OTC/Stock Exchange	08/25/2023	55.61	41.71	27.81	69.51	83.42
Corn	R$/bag	OTC/Stock Exchange	08/30/2023	55.61	41.71	27.81	69.51	83.42
Corn	R$/bag	OTC/Stock Exchange	09/15/2023	55.13	41.35	27.57	68.91	82.70
Corn	R$/bag	OTC/Stock Exchange	09/15/2024	60.75	45.56	30.38	75.94	91.13

Ethanol	R$/m3	CBOT	11/03/2023	2,560.00	1,920.00	1,280.00	3,200.00	3,840.00
Ethanol	R$/m3	CBOT	12/04/2023	2,575.00	1,931.25	1,287.50	3,218.75	3,862.50
Ethanol	R$/m3	CBOT	01/03/2024	2,518.50	1,888.88	1,259.25	3,148.13	3,777.75
Ethanol	R$/m3	CBOT	02/02/2024	2,550.00	1,912.50	1,275.00	3,187.50	3,825.00
Ethanol	R$/m3	CBOT	03/04/2024	2,530.00	1,897.50	1,265.00	3,162.50	3,795.00
Ethanol	R$/m3	CBOT	04/02/2024	2,540.00	1,905.00	1,270.00	3,175.00	3,810.00

Sugarcane	R$/lbs	CBOT	02/04/2024	1.16	0.87	0.58	1.45	1.75

Fed cattle	R$/bag	CBOT	10/30/2023	264.50	198.38	132.25	330.63	396.75

USD	-	-	08/17/2023	4.82	3.61	2.41	6.02	7.23
USD	-	-	07/28/2023	4.82	3.61	2.41	6.02	7.23
USD	-	-	07/31/2023	4.82	3.61	2.41	6.02	7.23
USD	-	-	09/04/2023	4.85	3.63	2.42	6.06	7.27
USD	-	-	09/15/2023	4.85	3.64	2.43	6.07	7.28
USD	-	-	10/02/2023	4.87	3.65	2.43	6.08	7.30
USD	-	-	10/10/2023	4.87	3.65	2.44	6.09	7.31
USD	-	-	10/16/2023	4.88	3.66	2.44	6.09	7.31
USD	-	-	10/30/2023	4.89	3.66	2.44	6.11	7.33
USD	-	-	10/31/2023	4.89	3.66	2.44	6.11	7.33
USD	-	-	11/30/2023	4.90	3.68	2.45	6.13	7.36
USD	-	-	05/29/2024	4.99	3.75	2.50	6.24	7.49
USD	-	-	06/27/2024	5.01	3.76	2.50	6.26	7.51
USD	-	-	06/28/2024	5.01	3.76	2.50	6.26	7.51
USD	-	-	11/25/2024	5.08	3.81	2.54	6.35	7.62

Interest	-	-	08/15/2023	13.55%	10.16%	6.78%	16.94%	20.33%
Interest	-	-	04/17/2028	10.36%	7.77%	5.18%	12.95%	15.54%

							2023
					Devaluation in reais R$		Appreciation in Reais R$
Product	Price	Market	Maturity	Probable scenario	Scenario I - 25%	Scenario II - 50%	Scenario III + 25%	Scenario IV+ 50%
Soybean	R$/bag	CBOT	02/14/2023	167.84	125.88	83.92	209.80	251.76
Soybean	R$/bag	CBOT	02/24/2023	167.84	125.88	83.92	209.80	251.76
Soybean	R$/bag	CBOT	02/27/2023	167.84	125.88	83.92	209.80	251.76
Soybean	R$/bag	CBOT	02/28/2023	167.84	125.88	83.92	209.80	251.76
Soybean	R$/bag	CBOT	06/30/2023	166.88	125.16	83.44	208.60	250.32
Soybean	R$/bag	CBOT	04/28/2023	167.49	125.62	83.75	209.36	251.24

Cotton	R$/arroba	CBOT	11/11/2022	171.19	128.39	85.60	213.99	256.79
Cotton	R$/arroba	CBOT	11/16/2022	171.19	128.39	85.60	213.99	256.79
Cotton	R$/arroba	CBOT	11/14/2023	143.34	107.51	71.67	179.18	215.01

Corn	R$/bag	OTC/Stock Exchange	09/15/2022	87.10	65.33	43.55	108.88	130.65
Corn	R$/bag	OTC/Stock Exchange	09/19/2022	87.10	65.33	43.55	108.88	130.65
Corn	R$/bag	OTC/Stock Exchange	03/15/2023	94.63	70.97	47.32	118.29	141.95
Corn	R$/bag	OTC/Stock Exchange	09/15/2023	86.96	65.22	43.48	108.70	130.44

Ethanol	R$/m3	CBOT	07/05/2022	3,080.00	2,310.00	1,540.00	3,850.00	4,620.00
Ethanol	R$/m3	CBOT	08/02/2022	2,900.00	2,175.00	1,450.00	3,625.00	4,350.00
Ethanol	R$/m3	CBOT	09/02/2022	2,880.00	2,160.00	1,440.00	3,600.00	4,320.00
Ethanol	R$/m3	CBOT	10/04/2022	2,875.00	2,156.25	1,437.50	3,593.75	4,312.50
Ethanol	R$/m3	CBOT	11/03/2022	2,925.00	2,193.75	1,462.50	3,656.25	4,387.50
Ethanol	R$/m3	CBOT	12/02/2022	3,015.00	2,261.25	1,507.50	3,768.75	4,522.50
Ethanol	R$/m3	CBOT	01/04/2023	3,120.00	2,340.00	1,560.00	3,900.00	4,680.00
Ethanol	R$/m3	CBOT	02/03/2023	3,200.00	2,400.00	1,600.00	4,000.00	4,800.00
Ethanol	R$/m3	CBOT	03/03/2023	3,200.00	2,400.00	1,600.00	4,000.00	4,800.00
Ethanol	R$/m3	CBOT	04/05/2023	3,150.00	2,362.50	1,575.00	3,937.50	4,725.00
Ethanol	R$/m3	OTC/Stock Exchange	07/05/2022	3,080.00	2,310.00	1,540.00	3,850.00	4,620.00
Ethanol	R$/m3	OTC/Stock Exchange	08/02/2022	2,900.00	2,175.00	1,450.00	3,625.00	4,350.00
Ethanol	R$/m3	OTC/Stock Exchange	09/02/2022	2,880.00	2,160.00	1,440.00	3,600.00	4,320.00
Ethanol	R$/m3	OTC/Stock Exchange	09/05/2022	2,880.00	2,160.00	1,440.00	3,600.00	4,320.00
Ethanol	R$/m3	OTC/Stock Exchange	10/04/2022	2,875.00	2,156.25	1,437.50	3,593.75	4,312.50
Ethanol	R$/m3	OTC/Stock Exchange	11/03/2022	2,925.00	2,193.75	1,462.50	3,656.25	4,387.50
Ethanol	R$/m3	OTC/Stock Exchange	12/02/2022	3,015.00	2,261.25	1,507.50	3,768.75	4,522.50
Ethanol	R$/m3	OTC/Stock Exchange	01/04/2023	3,120.00	2,340.00	1,560.00	3,900.00	4,680.00
Ethanol	R$/m3	OTC/Stock Exchange	01/31/2023	3,200.00	2,400.00	1,600.00	4,000.00	4,800.00
Ethanol	R$/m3	OTC/Stock Exchange	02/28/2023	3,200.00	2,400.00	1,600.00	4,000.00	4,800.00
Ethanol	R$/m3	OTC/Stock Exchange	03/31/2023	3,150.00	2,362.50	1,575.00	3,937.50	4,725.00

Fed cattle	R$/bag	OTC/Stock Exchange	10/31/2022	334.85	251.14	167.43	418.56	502.28

USD	-	-	07/26/2022	5.26	3.95	2.63	6.58	7.89
USD	-	-	07/28/2022	5.27	3.95	2.63	6.58	7.90
USD	-	-	10/31/2022	5.40	4.05	2.70	6.75	8.09
USD	-	-	11/23/2022	5.42	4.07	2.71	6.78	8.14
USD	-	-	01/30/2023	5.52	4.14	2.76	6.90	8.28
USD	-	-	05/31/2023	5.66	4.25	2.83	7.08	8.50
USD	-	-	06/30/2023	5.70	4.28	2.85	7.13	8.55
USD	-	-	07/31/2023	5.74	4.31	2.87	7.18	8.61
USD	-	-	11/30/2023	5.88	4.41	2.94	7.35	8.82

Interest	-	-	08/15/2023	13.70%	10.28%	6.85%	17.13%	20.55%
Interest	-	-	04/17/2028	12.74%	9.55%	6.37%	15.92%	19.11%

Schedule of Possible Scenarios of Loans and Receivables	In addition, the Company presents a summary of possible scenarios for the following 12 months of the Company’s financial instruments. Reliable sources of index disclosure were used for the rates used in the “probable scenario”.
(*) annual		Consolidated At June 30, 2023			Scenario I - Probable		Scenario I - Possible		Scenario II - Remote		Scenario III - Possible		Scenario IV - Remote
average rates Operation	Risk	Balance (R$)	Notional/ Position	Rate	Balance (R$)	Rate	Decrease Balance (R$)	-25% Rate	Decrease Balance (R$)	-50% Rate	Increase Balance (R$)	25% Rate	Increase Balance (R$)	50% Rate

Short-term investments	CDI	378,081	-	13.65%	(7,448)	11.68%	(11,040)	8.76%	(22,080)	5.84%	11,040	14.60%	22,080	17.52%
Marketable securities	IPCA	27,848	-	17.44%	(3,506)	4.85%	(338)	3.64%	(674)	2.43%	338	6.06%	674	7.28%
Cash - USD	USD	14,296	2,966	4,82	(560)	5,01	(3,714)	3,76	(7,428)	2,50	3,714	6,26	7,428	7,51
Total cash, cash equivalents and marketable securities		420,225	2,966		(11,514)		(15,092)		(30,182)		15,092		30,182

Financing in Paraguay	USD	(31,329)	(6,501)	4.82	(5,943)	5.01	39,230	3.76	78,463	2.50	(39,230)	6.26	(78,463)	7.51
Financing in Bolivia	USD	(5,008)	(1,039)	4.82	(950)	5.01	6,271	3.76	12,545	2.50	(6,271)	6.26	(12,545)	7.51
Debentures	CDI + IPCA	(301,767)	-	13.65%	5,945	11.68%	8,815	8.76%	17,623	5.84%	(8,815)	14.60%	(17,623)	17.52%
Total financing (b)		(338,104)	(7,540)		(948)		54,316		108,631		(54,316)		(108,631)

Araucária V	Soybean bags	10,419	100,000	114.35	-	114.35	(2,605)	85.76	(5,210)	57.17	2,605	142.94	5,210	17.52
Araucária VI	Soybean bags	4,928	51,830	119.36	-	119.36	(1,232)	89.52	(2,464)	59.68	1,232	149.20	2,464	17.03
Araucária VII	Soybean bags	310,723	3,000,000	125.62	-	125.62	(77,681)	94.21	(155,362)	62.81	77,681	157.02	155,362	188.43
Jatobá II	Soybean bags	53,409	523,799	122.33	-	122.33	(13,352)	91.75	(26,705)	61.16	13,352	152.91	26,705	183.49
Jatobá III	Soybean bags	20,348	200,078	122.33	-	122.33	(5,087)	91.74	(10,174)	61.16	5,087	152.91	10,174	183.49
Jatobá IV	Soybean bags	7,187	70,000	121.61	-	121.61	(1,797)	91.21	(3,594)	60.80	1,797	152.01	3,594	182.41
Jatobá V	Soybean bags	17,986	180,000	124.76	-	124.76	(4,497)	93.57	(8,993)	62.38	4,497	155.96	8,993	187.15
Jatobá VI	Soybean bags	19,713	200,032	129.16	-	129.16	(4,928)	96.87	(9,857)	64.58	4,928	161.45	9,857	193.74
Jatobá VII	Soybean bags	86,341	909,337	131.77	-	131.77	(21,585)	98.82	(43,171)	65.88	21,585	164.71	43,171	197.65
Alto Taquari III	Soybean bags	5,159	49,478	119.71	-	119.71	(1,290)	89.78	(2,580)	59.86	1,290	149.64	2,580	179.57
Alto Taquari IV	Soybean bags	100,769	965,703	128.06	-	128.06	(25,192)	96.05	(50,385)	64.03	25,192	160.08	50,385	192.10
Rio do Meio I	Soybean bags	59,467	571,868	128.43	-	128.43	(14,867)	96.32	(29,734)	64.21	14,867	160.54	29,734	192.64
Rio do Meio II	Soybean bags	8,813	92,403	119.65	-	119.65	(2,203)	89.74	(4,407)	59.83	2,203	149.57	4,407	179.48
Total receivables from farms (b)		705,262	6,914,528		-		(176,316)		(352,636)		176,316		352,636

Derivative operations	Grains	(14,163)	(3,248,155)	(a)	(14,162)	(a)	67,695	(a)	121,612	(a)	(40,139)	(a)	(94,056)	(a)
Derivative operations	USD	34,505	(82,405)	(a)	34,504	(a)	94,581	(a)	191,010	(a)	(96,889)	(a)	(202,078)	(a)
Derivative operations	Cotton (lbs)	2,391	(12,638,200)	(a)	2,389	(a)	(2,052)	(a)	(2,251)	(a)	(1,655)	(a)	(1,457)	(a)
Derivative operations	Ethanol (M^3)	504	(5,700)	(a)	504	(a)	2,036	(a)	3,850	(a)	(1,590)	(a)	(3,403)	(a)
Derivative operations	Swap (BRL)	4,905	-	(a)	4,906	(a)	(34,565)	(a)	(69,442)	(a)	34,165	(a)	67,865	(a)
Derivative operations	Sugarane (lbs)	(2,231)	(26,700,000)	(a)	(2,231)	(a)	7,767	(a)	15,534	(a)	(7,767)	(a)	(15,534)	(a)
Margin - LFT Socopa and XP	SELIC	35,099	-	0.14	(691)	0.12	(1,025)	0.09	(2,053)	0.06	1,025	0.15	2,050	0.18
Total derivatives (a)		61,010			25,219		134,437		258,260		(112,850)		(246,613)

Cresca, net	USD	(1,349)	(280)	4.82	(53)	5.01	351	3.76	701	2.50	(351)	6.26	(701)	7.51
Cresud, net	USD	(58)	(12)	4.82	(2)	5.01	15	3.76	30	2.50	(15)	6.26	(30)	7.51
Helmir, net	USD	(5,040)	(1,046)	4.82	(199)	5.01	1,310	3.76	2,620	2.50	(1,310)	6.26	(2,620)	7.51
Total related parties		(6,447)	(1,338)		(254)		1,676		3,351		(1,676)		(3,351)
(*)	SOURCE Risks: Bloomberg
(a)	For sensitivity analysis of derivative positions, forward rates and prices at each maturity date of the operation were used, according to the table above.
(b)	The sensitivity analyses do not consider financing transactions and receivables from farms with fixed rate.

Schedule of Financial Liabilities by Maturity	The table below shows the Company’s financial liabilities by group of maturity based on the remaining period at the balance sheet date up to the contract maturity date.
	Note	Book value	Contractual value	Less than one year	From one to two years	From three to five years	Above five years
At June 30, 2023
Derivative financial instruments	7	22,837	22,837	22,006	831	-	-
Lease payables	15	208,767	352,955	53,258	92,732	79,836	127,129
Trade payable	16	61,972	61,972	61,972	-	-	-
Loans, financing and debentures	17	554,638	678,509	218,975	48,461	405,512	5,561
Other liabilities	19	156,666	156,666	156,666	-	-	-
Transactions with related parties	30	6,569	6,569	-	6,569	-	-

At June 30, 2022
Derivative financial instruments	7	39,336	39,336	34,064	2,878	2,394	-
Lease payables	15	137,434	247,412	35,801	59,130	64,473	88,008
Trade payable	16	80,426	80,426	80,426	-	-	-
Loans, financing and debentures	17	453,041	648,267	137,919	48,666	323,929	137,753
Other liabilities	19	41,248	41,248	28,846	-	-	12,402
Transactions with related parties	30	7,472	7,472	-	7,472	-	-

Schedule of Demonstrates the Financial Debts	The following table demonstrates the financial debts.
	2023	2022
Total derivatives (Note 7)	(61,010)	(24,421)
Loans, financing and debentures (Note 17)	554,638	453,041
Total acquisitions payable (Note 19)	156,666	41,248
	650,294	469,868
Less: cash and cash equivalents (Note 6.1)	(383,837)	(435,493)
Less: marketable securities (Notes 6.2)	(49,785)	(114,450)
	(433,622)	(549,943)
Net debt (net cash)	216,672	(80,075)
Total equity	2,197,142	2,216,048
Leverage ratio	9.86%	-

Schedule of Assets and Liabilities, Classification and the Fair Value Level of Hierarchy	The following table presents the Company’s assets and liabilities, their classification and the fair value, as well as the level of hierarchy:
	June 30, 2023
Consolidated - R$ thousand	Note	Book value	Fair value	Quoted prices in active markets (Level 1)	Significant observable data (Level 2)	Significant non-observable data (Level 3)
Financial assets measured at amortized cost
Current
Trade accounts receivables, net	8.1	119,357	119,357	-	119,357	-
Non-current
Transactions with related parties	30	2,157	2,157	-	2,157	-

Financial assets measured at fair value through profit and loss
Current
Cash equivalents	6.1	361,544	361,544	361,544	-	-
Marketable securities	6.2	28,205	28,205	28,205	-	-
Receivables from sale of farm, net	8.1	266,601	266,601	-	-	266,601
Derivative financial instruments (b)	7	76,815	76,815	41,983	34,832	-
Noncurrent
Marketable securities	6.2	21,580	21,580	21,580	-	-
Receivables from sale of farm, net	8.1	442,867	442,867	-	-	442,867
Derivative financial instruments (b)	7	7,032	7,032	75	6,957	-

Non-financial assets measured at fair value
Current
Biological assets	10	216,924	216,924	-	216,924	-
Noncurrent
Biological assets	10	37,305	37,305	-	-	37,305

Non-financial assets measured at cost
Noncurrent
Investment properties	11	1,198,741	3,560,260	-	-	3,560,260
Total		2,779,128	5,140,647	453,387	380,227	4,307,033

Financial liabilities measured at amortized cost
Current
Trade payables	16	61,972	61,972	-	61,972	-
Loans, financing and debentures (a)	17	198,213	198,213	-	198,213	-
Accounts payables for farm acquisitions	19	142,985	142,985	-	142,985	-
Noncurrent
Transactions with related parties	30	6,569	6,569	-	6,569
Loans, financing and debentures (a)	17	356,425	356,425	-	356,425	-

Financial liabilities measured at fair value through profit and loss
Current
Derivative financial instruments (b)	7	22,006	22,006	19,628	2,378	-
Lease payable	15	55,502	55,502	-	55,502	-
Accounts payable for acquisition	19	13,681	13,681	7,773	5,908	-
Noncurrent
Derivative financial instruments (b)	7	831	831	830	1	-
Lease payable	15	261,831	261,831	-	261,831	-
Total		1,120,015	1,120,015	28,231	1,091,784	-

	June 30, 2022
Consolidated - R$ thousand	Note	Book value	Fair value	Quoted prices in active markets (Level 1)	Significant observable data (Level 2)	Significant non-observable data (Level 3)
Financial assets measured at amortized cost
Current
Trade accounts receivables, net	8.1	184,260	184,260	-	184,260	-
Non-current
Transactions with related parties	30	1,839	1,839	-	1,839	-

Financial assets measured at fair value through profit and loss
Current
Cash equivalents	6.1	397,001	397,001	397,001	-	-
Marketable securities	6.2	94,870	94,870	94,870	-	-
Receivables from sale of farm, net	8.1	183,342	183,342	-	-	183,342
Derivative financial instruments (b)	7	61,013	61,013	49,124	11,889	-
Noncurrent
Marketable securities	6.2	19,580	19,580	19,580	-	-
Receivables from sale of farm, net	8.1	373,954	373,954	-	-	373,954
Derivative financial instruments (b)	7	2,744	2,744	690	2,054	-

Non-financial assets measured at fair value
Current
Biological assets	10	264,976	264,976	-	9,711	255,265
Noncurrent
Biological assets	10	57,906	57,906	-	57,906	-

Non-financial assets measured at cost
Noncurrent
Investment properties	11	946,778	3,308,718	-	-	3,308,718
Total		2,588,263	4,950,203	561,265	267,659	4,121,279

Financial liabilities measured at amortized cost
Current
Trade payables	16	80,426	80,426	-	80,426	-
Loans, financing and debentures (a)	17	123,411	92,651	-	92,651	-
Noncurrent
Transactions with related parties	30	7,472	7,472	-	7,472	-
Loans, financing and debentures (a)	17	329,630	323,608	-	323,608	-

Financial liabilities measured at fair value through profit and loss
Current
Derivative financial instruments (b)	7	34,064	34,064	25,055	9,009	-
Lease payable	15	18,581	18,581	-	18,581	-
Accounts payable for acquisition of Serra Grande Farm	19	28,846	28,846	10,221	2,402	16,223
Noncurrent
Derivative financial instruments (b)	7	5,272	5,272	-	3,270	2,002
Lease payable	15	230,570	230,570	-	230,570	-
Accounts payable for acquisition of Serra Grande Farm	19	12,402	12,402	1,928	1,811	8,663
Total		870,674	833,892	37,204	769,800	26,888
(a)	The book value of loans and financing presented in the financial statements approximates the fair value, since the rates of these instruments are substantially subsidized and there is no intention of early settlement;
(b)	The derivative transactions negotiated at active market are measured at fair value at Level 1, over-the-counter transactions are measured at Level 2, as presented in the table above

Schedule of Fair Value of the Credits from the Sale of the Farm	The significant non-observable inputs used in the measurement of the fair value of the credits from the sale of the farm classified as Level 3 in the fair value hierarchy, along with an analysis of quantitative sensitivity on June 30, 2022, are as follows.
Description	Evaluation method	Significant non-observable inputs	Variation of non-observable inputs	Sensitivity of inputs to fair value
Credits for farm sales	Discounted cash flow	Premium (or Basis)	(0.41) – 0.81 USD/bu	The increase or decrease of 0.20 USD/bu in the premium (or basis) paid for the soybean would result in an impact of R$10,899 representing an increase or reduction of 1.5% in farm receivables.